Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities
	December 31 2021	December 31 2020
	$	$
Trade payables	410,701	389,982
Accrued liabilities	290,298	644,231
Total	700,999	1,034,213